UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

J. Garrett Stevens
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2015

Date of reporting period: July 31, 2014

Item 1.  Schedule of Investments

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments
July 31, 2014 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.3%

Canada — 1.9%
Industrials— 1.9%
ATS Automation Tooling Systems*	73,998	$1,006,457
MacDonald Dettwiler & Associates	12,824	958,316
		1,964,773
Total Canada		1,964,773

China — 0.9%
Information Technology— 0.9%
Hollysys Automation Technologies*	42,576	940,078
Total China		940,078

Finland — 0.9%
Industrials— 0.9%
Cargotec, Cl B	26,045	952,449
Total Finland		952,449

France — 1.9%
Industrials— 0.8%
Schneider Electric	10,521	890,650
Information Technology— 1.1%
Dassault Systemes	16,696	1,120,966
Total France		2,011,616

Germany — 7.1%
Consumer Discretionary— 0.8%
Leoni	12,559	862,885
Industrials— 4.7%
Krones	21,508	2,090,031
KUKA	35,124	1,956,089
Siemens	7,664	948,251
		4,994,371
Information Technology— 1.6%
Isra Vision	14,701	919,895
Jenoptik	60,894	810,099
		1,729,994
Total Germany		7,587,250

Hong Kong — 1.0%
Industrials— 1.0%
Johnson Electric Holdings*	276,756	1,071,307
Total Hong Kong		1,071,307

Israel — 2.8%
Health Care— 0.8%
Mazor Robotics*	127,822	863,700
Industrials— 1.2%
Elbit Systems	19,892	1,248,893
Information Technology— 0.8%
Stratasys*	8,896	894,404
Total Israel		3,006,997

Description	Shares	Fair Value

Japan — 28.3%
Consumer Discretionary— 0.9%
Denso	21,200	$986,784
Health Care— 3.7%
CYBERDYNE*	105,500	3,907,597
Industrials— 14.5%
Aida Engineering	99,100	953,765
Daihen	216,100	957,970
FANUC	12,100	2,116,162
Harmonic Drive Systems	24,300	942,565
IHI	218,000	1,023,613
Mitsubishi Electric	82,000	1,096,894
Nabtesco	45,700	1,046,260
Nachi-Fujikoshi	140,000	994,896
Shinmaywa Industries	115,000	1,046,420
SMC	3,600	1,008,098
THK	41,800	1,018,739
Toshiba Machine	216,000	972,226
Yushin Precision Equipment	88,200	2,238,761
		15,416,369
Information Technology— 9.2%
Hitachi Kokusai Electric	70,700	961,545
Keyence	4,900	2,155,257
Omron	50,500	2,275,483
Topcon	44,100	1,020,776
Yaskawa Electric	175,600	2,311,402
Yokogawa Electric	79,700	1,018,865
		9,743,328
Total Japan		30,054,078

Netherlands — 1.7%
Energy— 0.6%
Fugro	17,582	678,395
Health Care— 1.1%
QIAGEN*	48,227	1,182,750
Total Netherlands		1,861,145

Norway — 1.0%
Industrials— 1.0%
Kongsberg Gruppen	44,545	1,016,839
Total Norway		1,016,839

South Korea — 0.9%
Information Technology— 0.9%
SFA Engineering	25,720	1,005,929
Total South Korea		1,005,929

Sweden — 1.8%
Health Care— 0.9%
Elekta, Cl B	79,304	973,164
Industrials— 0.9%
Arcam*	32,779	902,846
Total Sweden		1,876,010

Switzerland — 4.8%
Health Care— 1.0%

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments
July 31, 2014 (Unaudited)

Description	Shares	Fair Value

Tecan Group	9,207	$1,047,597
Industrials— 3.8%
ABB	91,312	2,108,089
Kardex	19,906	913,431
Swisslog Holding	827,413	1,028,860
		4,050,380
Total Switzerland		5,097,977

Taiwan — 6.1%
Industrials— 4.0%
Airtac International Group	94,000	893,313
Hiwin Technologies	176,682	1,920,617
Teco Electric and Machinery	1,116,000	1,425,259
		4,239,189
Information Technology— 2.1%
Delta Electronics	147,000	1,009,753
Foxconn Technology	477,000	1,189,736
		2,199,489
Total Taiwan		6,438,678

United Kingdom — 2.9%
Industrials— 0.9%
QinetiQ Group	284,699	994,002
Information Technology— 2.0%
E2V Technologies	379,298	1,008,584
Renishaw	35,106	1,095,303
		2,103,887
Total United Kingdom		3,097,889

United States — 35.3%
Consumer Discretionary— 1.6%
iRobot*	52,689	1,705,543
Energy— 3.6%
Forum Energy Technologies*	27,443	913,577
Helix Energy Solutions Group*	38,137	969,824
Oceaneering International	27,601	1,874,384
		3,757,785
Health Care— 5.0%
Accuray*	240,740	1,894,624
Intuitive Surgical*	5,084	2,326,184
Varian Medical Systems*	13,766	1,130,877
		5,351,685
Industrials— 11.9%
Aerovironment*	67,638	2,129,921
Cubic	22,358	980,622
Deere	11,491	977,999
ExOne*	26,444	864,983
John Bean Technologies	32,132	837,039
Lincoln Electric Holdings	30,458	2,023,629
Nordson	12,581	945,714
Northrop Grumman	8,276	1,020,182
Rockwell Automation	16,992	1,897,327
Teledyne Technologies*	10,290	938,448
		12,615,864
Information Technology— 13.2%
3D Systems*	35,944	1,801,873

Description	Shares/Face Amount(1)	Fair Value

Atmel*	108,502	$889,716
Brooks Automation	96,486	982,228
Cognex*	56,438	2,312,829
FARO Technologies*	43,416	2,198,152
FLIR Systems	29,004	965,253
Immersion*	87,072	1,188,533
Microchip Technology	20,513	923,495
National Instruments	31,257	995,223
Nuance Communications*	52,997	963,485
Trimble Navigation*	26,910	831,519
		14,052,306
Total United States		37,483,183

Total Common Stock
(Cost $104,810,278)		105,466,198

Time Deposits — 0.1%
Brown Brothers Harriman
0.005%, 08/01/14 JPY	6	—
0.030%, 08/01/14	180,605	180,605
0.050%, 08/01/14 SEK	2	—
0.600%, 08/01/14 NOK	6	1

Total Time Deposits
(Cost $180,606)		180,606

Total Investments - 99.4%
(Cost $104,990,884) †		$105,646,804

Percentages are based on Net Assets of $106,232,494.

*	Non-income producing security.
(1)	In U.S. Dollar unless otherwise indicated.

Cl — Class
JPY — Japanese Yen
NOK — Norwegian Krone
SEK— Singapore Dollar

The following is a list of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$105,466,198	$—	$—	$105,466,198
Time Deposits	—	180,606	—	180,606
Total Investments in Securities	$105,466,198	$180,606	$—	$105,464,804

For the period ended July 31, 2014, there have been no transfers between Level 1 or Level 2 assets and liabilities.

For the period ended July 31, 2014, there have been no transfers between Level 2 or Level 3 assets and liabilities.

For the period ended July 31, 2014, there were no Level 3 investments.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments
July 31, 2014 (Unaudited)

†	At July 31, 2014, the tax basis cost of the Fund's investments was $104,990,884, and the unrealized appreciation and depreciation were $6,402,382 and $(5,746,462) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

ROB-QH-001-0200

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: September 25, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: September 25, 2014